SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		54 Months Ended	60 Months Ended	66 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013
Accounting Policies [Abstract]
Depreciation expense		$ 2,904		$ 2,809	$ 7,260	$ 15,155	$ 31,562	$ 33,014	$ 33,014
Disposed of all of its furniture and equipment					1,129
Revenues					$ 0	$ 223,588		$ 415,996